DECHERT LLP

1775 I STREET, N.W.

WASHINGTON, D.C. 20006

(202) 261-3300

January 5, 2011

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Torray Fund
File Nos. 33-34411 and 811-06096

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of The Torray Fund (the “Registrant”), that: (i) the form of Prospectus and Statement of Additional Information, each dated December 31, 2010, with respect to the Registrant’s separate investment series, The Torray Resolute Fund, that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act, do not differ from those contained in Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, which was filed on December 30, 2010, and which became effective on December 31, 2010, and (ii) the text of Post-Effective Amendment No. 28 was filed electronically.

Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this filing.

Very truly yours,

/s/ Patrick W.D. Turley